DERIVATIVE FINANCIAL INSTRUMENTS - Fair value adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Transfer to income statement	$ 8,700	$ 6,900	$ 1,300
Fair value adjustment	8,500	(15,800)	(13,400)
Hedging reserves	(3,559)	(20,681)
Hedging reserves.
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	(3,600)	(20,700)	(11,800)
Revenue
Disclosure of detailed information about financial instruments [line items]
Income statement	0	1,900	400
Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Income statement	12,400	2,900	(100)
Financial items
Disclosure of detailed information about financial instruments [line items]
Income statement	(10,800)	(5,700)	2,100
Operating expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	100	(100)	(2,000)
Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	100	100	(1,500)
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Income statement	400	1,900	400
Transfer to income statement	0	0	(500)
Fair value adjustment	0	0	0
Forward freight agreements | Hedging reserves.
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	0	0	0
Forward freight agreements | Revenue
Disclosure of detailed information about financial instruments [line items]
Income statement	0	1,900	400
Forward freight agreements | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Income statement	400	0	0
Forward freight agreements | Financial items
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Forward freight agreements | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Forward freight agreements | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Bunker swaps.
Disclosure of detailed information about financial instruments [line items]
Transfer to income statement	(2,800)	1,200	400
Fair value adjustment	2,100	(100)	500
Bunker swaps. | Hedging reserves.
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	100	800	(300)
Bunker swaps. | Revenue
Disclosure of detailed information about financial instruments [line items]
Income statement		0	0
Bunker swaps. | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Income statement	12,000	2,900	(100)
Bunker swaps. | Financial items
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Bunker swaps. | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Bunker swaps. | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	0
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Transfer to income statement	(200)	0	3,500
Fair value adjustment	(3,400)	2,400	(2,100)
Forward exchange contracts | Hedging reserves.
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	(1,600)	2,000	(400)
Forward exchange contracts | Revenue
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Forward exchange contracts | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Forward exchange contracts | Financial items
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Forward exchange contracts | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	100	(100)	(2,000)
Forward exchange contracts | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	100	100	(1,500)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Transfer to income statement	11,700	5,700	(2,100)
Fair value adjustment	9,800	(18,100)	(11,800)
Interest rate swaps | Hedging reserves.
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	(2,100)	(23,500)	(11,100)
Interest rate swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Interest rate swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Income statement	0	0	0
Interest rate swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Income statement	(10,800)	(5,700)	2,100
Interest rate swaps | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Income statement	$ 0	0	0
Interest rate swaps | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Income statement		$ 0	$ 0